Property and equipment, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Office furniture and equipment USD ($)	Dec. 31, 2014 Office furniture and equipment CNY	Dec. 31, 2013 Office furniture and equipment CNY	Dec. 31, 2014 Office computer equipment USD ($)	Dec. 31, 2014 Office computer equipment CNY	Dec. 31, 2013 Office computer equipment CNY	Dec. 31, 2014 Servers and network equipment USD ($)	Dec. 31, 2014 Servers and network equipment CNY	Dec. 31, 2013 Servers and network equipment CNY	Dec. 31, 2014 Software USD ($)	Dec. 31, 2014 Software CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2014 Digital locks USD ($)	Dec. 31, 2014 Digital locks CNY	Dec. 31, 2014 Leasehold improvements USD ($)	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY
Property and equipment, net
Property and equipment, gross	$ 40,424	250,812	95,036		$ 5,337	33,112	9,792	$ 9,040	56,089	22,538	$ 13,574	84,219	39,473	$ 2,745	17,030	9,613	$ 733	4,551	$ 8,995	55,811	13,620
Accumulated depreciation	(16,360)	(101,505)	(49,346)
Property and equipment, net	24,064	149,307	45,690
Depreciation
Depreciation expenses	$ 8,389	52,048	22,735	16,876